Consolidated Statements of Comprehensive Income - ZAR (R) R in Thousands	12 Months Ended
	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2023
Unaudited Interim Condensed Consolidated Statements of Comprehensive Income [Abstract]
Profit for the year	R 937,110	R 754,156	R 608,806
Items that will not be reclassified to profit or loss
Actuarial gains on defined benefit plans	139
Items that may be reclassified to profit or loss in future periods
Exchange differences on translating foreign operations	(54,716)	88,632	220,471
Other comprehensive income for the year	(54,577)	88,632	220,471
Total comprehensive income for the year, net of income tax	882,533	842,788	829,277
Total comprehensive income attributable to:
Owners of the parent	868,224	823,894	813,486
Non-controlling interest	14,309	18,894	15,791
Total comprehensive income	R 882,533	R 842,788	R 829,277